UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ancient Art, L.P.
Address: 610 West 5th Street
         Suite 600
         Austin, Texas  78701

13F File Number:  028-12920

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Patricia Rench
Title:     Chief Compliance Officer
Phone:     512.351.4440

Signature, Place, and Date of Signing:

 /s/ Patricia Rench     Austin, Texas/USA     August 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    26

Form 13F Information Table Value Total:    $268,965 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALASKA AIR GROUP INC           COM              011659109    13403   373329 SH       SOLE                   373329
ALERE INC                      COM              01449J105    15169   780306 SH       SOLE                   780306
APPLE INC                      COM              037833100    28908    49500 SH       SOLE                    49500
BANK OF AMERICA CORPORATION    COM              060505104     6544   799986 SH       SOLE                   799986
CBS CORP NEW                   CL B             124857202     8109   247364 SH       SOLE                   247364
CHARTER COMMUNICATIONS INC D   CL A NEW         16117M305    19462   274613 SH       SOLE                   274613
CHINA LODGING GROUP LTD        SPONSORED ADR    16949N109       51     4337 SH       SOLE                     4337
CREDIT ACCEP CORP MICH         COM              225310101    10984   130100 SH       SOLE                   130100
DELL INC                       COM              24702R101     8274   661359 SH       SOLE                   661359
GOLDMAN SACHS GROUP INC        COM              38141G104     3719    38800 SH       SOLE                    38800
GOOGLE INC                     CL A             38259P508    30285    52210 SH       SOLE                    52210
LEVEL 3 COMMUNICATIONS INC     COM NEW          52729N308     7863   355000 SH       SOLE                   355000
LIBERTY GLOBAL INC             COM SER A        530555101    11354   228780 SH       SOLE                   228780
LIVE NATION ENTERTAINMENT IN   COM              538034109     3141   342168 SH       SOLE                   342168
MARKET VECTORS ETF TR          JR GOLD MINERS E 57060U589     4024   209500 SH       SOLE                   209500
NICHOLAS FINANCIAL INC         COM NEW          65373J209       51     3970 SH       SOLE                     3970
ORACLE CORP                    COM              68389X105    16929   570000 SH       SOLE                   570000
PENN NATL GAMING INC           COM              707569109    15266   342363 SH       SOLE                   342363
QUALITY DISTR INC FLA          COM              74756M102     3097   279489 SH       SOLE                   279489
TARO PHARMACEUTICAL INDS LTD   SHS              M8737E108    14400   388452 SH       SOLE                   388452
TEEKAY CORPORATION             COM              Y8564W103    15996   546305 SH       SOLE                   546305
VALEANT PHARMACEUTICALS INTL   COM              91911K102    21771   486076 SH       SOLE                   486076
WARNER CHILCOTT PLC IRELAND    SHS A            G94368100     3495   194913 SH       SOLE                   194913
WESCO AIRCRAFT HLDGS INC       COM              950814103     1784   140134 SH       SOLE                   140134
WESTERN UN CO                  COM              959802109     4065   241400 SH       SOLE                   241400
ZIPREALTY INC                  COM              98974V107      821   566158 SH       SOLE                   566158